TAXES ON INCOME - Schedule of reconciliation of unrecognized tax benefits (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023
Income Tax Disclosure [Abstract]
Beginning balance		$ 453.0	[1]	$ 436.3
Decrease related to tax positions taken during prior years		(65.5)		(35.2)
Increase related to tax positions taken during prior years		36.4		0.0
Increase related to tax positions taken during the current year		53.9		51.9
Ending balance	[1]	$ 477.8		$ 453.0

[1]	As of December 31, 2024 and 2023 unrecognized tax benefit in the amounts of $18.3 and $17.0 was presented net from deferred tax asset.